Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	Dreyfus International Funds, Inc.
Central Index Key	0000897469
Amendment Flag	false
Document Creation Date	Dec. 27, 2013
Document Effective Date	Jan. 01, 2014
Prospectus Date	Jan. 01, 2014
Dreyfus Brazil Equity Fund | Class A
Risk/Return:
Trading Symbol	DBZAX
Dreyfus Brazil Equity Fund | Class C
Risk/Return:
Trading Symbol	DBZCX
Dreyfus Brazil Equity Fund | Class I
Risk/Return:
Trading Symbol	DBZIX